Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Voyage and Vessel Operating Expenses [Abstract]
Voyage Expenses

The amounts in the consolidated statements of comprehensive (loss)/income are as follows:

Voyage Expenses	Year Ended December 31,
	2020	2021	2022
Port charges / other voyage expenses	1	-	-
Bunkers	659	165	80
Commissions (including $761, $705 and $1,008 respectively, to related party)	1,334	1,152	1,568
Total	1,994	1,317	1,648

Vessel Operating Expenses
Vessel Operating Expenses	Year Ended December 31,
	2020	2021	2022
Crew wages and related costs	14,532	11,066	11,881
Insurance	1,194	1,026	1,577
Repairs and maintenance (including $60, $17 and $37 respectively, to related party)	1,259	747	1,592
Spares and consumable stores	3,861	2,530	3,339
Registration and taxes (Note 13)	178	310	239
Total	21,024	15,679	18,628